Trade and other receivables	12 Months Ended
Jun. 30, 2022
Trade and other receivables

10. Trade and other receivables

Trade and other receivables consist of the following:

	Consolidated Group
	2022 A$	2021 A$
Trade receivables, gross	1,144,456	368,285
Allowance for credit losses	(369,844)	-
Trade receivables	774,612	368,285

R&D tax incentive	371,365	-
Goods and services taxes	47,647	22,731
Services contracts	9,625	-
Other receivables	428,637	22,731
Trade and other receivables	1,203,249	391,016

All amounts are short term. The net carrying value of trade receivables is considered a reasonable approximation of fair value.

All of the Group’s trade and other receivables have been reviewed for indicators of impairment by ascertaining the solvency of the debtor and are provided for where there are specific circumstances indicating that the debt may not be fully repaid to the Group. The higher allowance for credit loss in FY22 takes into consideration increasing interest rates and other global economic conditions that may affect the ability of our customers to pay their accounts in a timely manner.

The current impairment provision applies the IFRS 9 expected loss model. The allowance in the comparative period was assessed as insignificant, as the credit risk for trade receivables was negligible.